Adoption of ASU 2018-12 (Summary of Changes in Net Liability Position of MRBs) (Details) - Accounting Standards Update 2018-12 [Member] $ in Millions	Dec. 31, 2020 USD ($)
MRBs, net	$ 5,334
Fixed Annuities [Member]
MRBs, net	118
Retirement Plan Services Segment [Member]
MRBs, net	9
Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
MRBs, net	7,956
Retained Earnings [Member] | Fixed Annuities [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
MRBs, net	(22)
Retained Earnings [Member] | Retirement Plan Services Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
MRBs, net	10
As Previously Reported [Member]
MRBs, net	1,034
As Previously Reported [Member] | Fixed Annuities [Member]
MRBs, net	192
As Previously Reported [Member] | Retirement Plan Services Segment [Member]
MRBs, net	11
Cumulative Effect of Credit Risk to AOCI [Member]
MRBs, net	(3,656)
Cumulative Effect of Credit Risk to AOCI [Member] | Fixed Annuities [Member]
MRBs, net	(52)
Cumulative Effect of Credit Risk to AOCI [Member] | Retirement Plan Services Segment [Member]
MRBs, net	(12)
Variable Annuities [Member]
MRBs, net	5,207
Variable Annuities [Member] | Retained Earnings [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
MRBs, net	7,968
Variable Annuities [Member] | As Previously Reported [Member]
MRBs, net	831
Variable Annuities [Member] | Cumulative Effect of Credit Risk to AOCI [Member]
MRBs, net	$ (3,592)